CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule of Changes in Financial Assets using Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in financial assets using unobservable inputs (Level 3)
Balance at the beginning of the period	$ 5,700	$ 48,200	$ 53,971
Less: Share of loss from Associates		(13,954)	(3,570)
Less: Impairment Charges	(4,300)	(8,846)	(2,401)
Less: Cash Collection		(10,000)
Less: Transfer-out from available-for-sale investments		(10,000)
Add: New invest in convertible bond	300	500
Add: Unrealized gain		(200)	200
Balance at the end of the period	$ 1,700	$ 5,700	$ 48,200